Securities Act Registration No. 333-189480

Investment Company Registration File No. 811-22827

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No. _____ ☐

Post-Effective Amendment No. [3] ☒

and

REGISTRATION STATEMENT UNDER THE INVESTMENT ACT OF 1940 ☒

Amendment No. [6] ☒

TCG Financial Series Trust II

(Exact name of Registrant as Specified in Charter)

c/o Catalyst Capital Advisors, LLC

36 New York Avenue, Floor 2

Huntington, New York 11743

(Address of Principal Executive Offices) (Zip Code)

(Registrant’s Telephone Number, including area code)

Copies to:

Catalyst Capital Advisors LLC 36 New York Avenue, Floor 2 Huntington, NY 11743	Law Office of C. Richard Ropka, LLC 215 Fries Mill Road Turnersville, NJ 08012 (856) 374-1744
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b) of Rule 485.

☒	on October 30, 2015 pursuant to paragraph (b) of Rule 485.

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485.

☐	on pursuant to paragraph (a)(1) of Rule 485.

☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485.

☐	on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

The sole purpose of this filing of Post-Effective Amendment No. 6 is to delay the effectiveness of the Trust’s Post-Effective Amendment No. 5 to its Registration Statement until October 30, 2015. Parts A, B and C of Registrant’s Post-Effective Amendment No. 5 under the Securities Act of 1933 filed on July 29, 2015 (accession number 0001162044-15-000695) are incorporated by reference herein.

This Post-Effective Amendment No. 6 relates solely to the TCG Daily Liquidity Government Money Market Fund, a series of TCG Financial Series Trust II (the “Trust”).

This Amendment does not affect the currently effective prospectuses and statements of additional information for the series of the Trust.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration statement to be signed on its behalf by the undersigned thereunto duly authorized, in the Town of Huntington and State of New York on the 9th day of October, 2015.

TCG Financial Series Trust II (Registrant)

By: /s/ Jorge H. Coloma

Jorge H. Coloma, President

Pursuant to the requirements of the Securities Act of 1933, the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ Stephen Lachenauer *	Chairman of the Board and Trustee	October 9, 2015
Stephen Lachenauer

/s/ Donald McIntosh *	Trustee	October 9, 2015
Donald McIntosh

/s/ Jorge H. Coloma *	Trustee	October 9, 2015
Jorge H. Coloma

*By: /s/ Charles R. Ropka

Charles R. Ropka, Attorney-in-Fact pursuant to Power of Attorney on file.